Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Change in Accounting Estimate [Line Items]
Cumulative effect of change in accounting policy [Table Text Block]
The effect of this change in accounting policy on income (loss) before provision for (benefit from) income taxes, net income (loss) attributable to OMH, and earnings (loss) per share, and the cumulative effect of this change in accounting policy on shareholders’ equity attributable to OMH for the following prior periods are included in the table below.

(dollars in millions, except earnings (loss) per share)	As Reported	As Adjusted

Income (loss) before provision for (benefit from) income taxes
Year ended December 31, 2013	$78	$157
Year ended December 31, 2014	905	861
Year ended December 31, 2015	(269)	(226)

Net income (loss) attributable to OMH
Year ended December 31, 2013	$(19)	$8
Year ended December 31, 2014	505	463
Year ended December 31, 2015	(242)	(220)

Earnings (loss) per share - Basic
Year ended December 31, 2013	$(0.19)	$0.07
Year ended December 31, 2014	4.40	4.03
Year ended December 31, 2015	(1.89)	(1.72)

Earnings (loss) per share - Diluted
Year ended December 31, 2013	$(0.19)	$0.07
Year ended December 31, 2014	4.38	4.02
Year ended December 31, 2015	(1.89)	(1.72)

Shareholders’ equity attributable to OMH
January 1, 2014	$1,540	$1,618
January 1, 2015	2,025	2,061
January 1, 2016	2,751	2,809

Schedule of Revised Condensed Balance Sheet [Table Text Block]
Revised Condensed Consolidated Balance Sheet

	December 31, 2015		December 31, 2014
(dollars in millions)	As Reported *	As Adjusted	As Reported	As Adjusted

Assets
Cash and cash equivalents	$939	$939	$879	$879
Investment securities	1,867	1,867	2,935	2,935
Net finance receivables:
Personal loans	13,267	13,295	3,831	3,831
SpringCastle Portfolio	1,576	1,703	1,979	2,091
Real estate loans	524	538	625	639
Retail sales finance	23	23	48	48
Net finance receivables	15,390	15,559	6,483	6,609
Unearned insurance premium and claim reserves	(662)	(662)	(217)	(217)
Allowance for finance receivable losses	(587)	(592)	(176)	(182)
Net finance receivables, less unearned insurance premium and claim reserves and allowance for finance receivable losses	14,141	14,305	6,090	6,210
Finance receivables held for sale	796	793	205	202
Restricted cash and cash equivalents	676	676	218	218
Goodwill	1,440	1,440	—	—
Other intangible assets	559	559	21	21
Other assets	638	611	464	464

Total assets	$21,056	$21,190	$10,812	$10,929

Liabilities and Shareholders’ Equity
Long-term debt	$17,300	$17,300	$8,356	$8,356
Insurance claims and policyholder liabilities	747	747	229	229
Deferred and accrued taxes	20	29	152	170
Other liabilities	384	384	238	242
Total liabilities	18,451	18,460	8,975	8,997

Shareholders’ equity:
Common stock	1	1	1	1
Additional paid-in capital	1,533	1,533	529	529
Accumulated other comprehensive income (loss)	(33)	(33)	3	3
Retained earnings	1,250	1,308	1,492	1,528
OneMain Holdings, Inc. shareholders’ equity	2,751	2,809	2,025	2,061
Non-controlling interests	(146)	(79)	(188)	(129)
Total shareholders’ equity	2,605	2,730	1,837	1,932

Total liabilities and shareholders’ equity	$21,056	$21,190	$10,812	$10,929

*
As reported in our Annual Report on Form 10-K for the year ended December 31, 2015. The condensed consolidated balance sheet as of December 31, 2015, has been revised in our Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2016.

Schedule of Revised Condensed Income Statement [Table Text Block]
Revised Condensed Consolidated Statements of Operations

(dollars in millions, except earnings (loss) per share)	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
	As Reported	As Adjusted	As Reported	As Adjusted	As Reported	As Adjusted

Interest income:
Finance charges	$1,870	$1,870	$1,921	$1,911	$2,154	$2,141
Finance receivables held for sale originated as held for investment	61	60	61	62	—	—
Total interest income	1,931	1,930	1,982	1,973	2,154	2,141

Interest expense	715	715	734	734	920	920

Net interest income	1,216	1,215	1,248	1,239	1,234	1,221

Provision for finance receivable losses	759	716	474	423	527	435

Net interest income after provision for finance receivable losses	457	499	774	816	707	786

Other revenues:
Insurance	211	211	166	166	148	148
Investment	52	52	39	39	35	35
Net loss on repurchases and repayments of debt	—	—	(66)	(66)	(42)	(42)
Net gain (loss) on fair value adjustments on debt	—	—	(15)	(15)	6	6
Net gain on sales of real estate loans and related trust assets	—	—	726	648	—	—
Other	(2)	(1)	(18)	(26)	6	6
Total other revenues	261	262	832	746	153	153

Other expenses:
Operating expenses:
Salaries and benefits	485	485	360	360	464	464
Acquisition-related transaction and integration expenses	62	62	—	—	—	—
Other operating expenses	344	344	266	266	253	253
Insurance policy benefits and claims	96	96	75	75	65	65
Total other expenses	987	987	701	701	782	782

Income (loss) before provision for (benefit from) income taxes	(269)	(226)	905	861	78	157

Provision for (benefit from) income taxes	(147)	(133)	297	272	(16)	—

Net income (loss)	(122)	(93)	608	589	94	157

Net income attributable to non-controlling interests	120	127	103	126	113	149

Net income (loss) attributable to OneMain Holdings, Inc.	$(242)	$(220)	$505	$463	$(19)	$8

Share Data:
Weighted average number of shares outstanding:
Basic	127,910,680	127,910,680	114,791,225	114,791,225	102,917,172	102,917,172
Diluted	127,910,680	127,910,680	115,265,123	115,265,123	102,917,172	102,954,418
Earnings (loss) per share:
Basic	$(1.89)	$(1.72)	$4.40	$4.03	$(0.19)	$0.07
Diluted	$(1.89)	$(1.72)	$4.38	$4.02	$(0.19)	$0.07

Schedule of Revised Condensed Cash Flow Statement [Table Text Block]
Revised Condensed Consolidated Statement of Cash Flows

(dollars in millions)	Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
	As Reported	As Adjusted	As Reported	As Adjusted	As Reported	As Adjusted

Cash flows from operating activities
Net income (loss)	$(122)	$(93)	$608	$589	$94	$157
Reconciling adjustments:
Provision for finance receivable losses	759	716	474	423	527	435
Depreciation and amortization	191	198	35	23	(55)	(56)
Deferred income tax charge (benefit)	(212)	(209)	20	(5)	(119)	(103)
Non-cash incentive compensation from Initial Stockholder	15	15	—	—	—	—
Net loss (gain) on fair value adjustments on debt	—	—	15	15	(6)	(6)
Net gain on sales of real estate loans and related trust assets	—	—	(726)	(648)	—	—
Net loss on repurchases and repayments of debt	—	—	66	66	42	42
Share-based compensation expense, net of forfeitures	15	15	6	6	146	146
Other	4	(4)	10	19	19	19
Cash flows due to changes in:
Other assets and other liabilities	(35)	(35)	(31)	(31)	16	16
Insurance claims and policyholder liabilities	27	27	51	51	29	29
Taxes receivable and payable	102	113	(98)	(98)	(10)	(10)
Accrued interest and finance charges	(14)	(14)	(36)	(36)	(42)	(42)
Restricted cash and cash equivalents not reinvested	—	—	5	5	36	36
Other, net	1	1	1	1	(2)	(2)
Net cash provided by operating activities	731	730	400	380	675	661

Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(1,037)	(1,037)	215	235	851	865
Proceeds on sales of finance receivables held for sale originated as held for investment	78	78	3,799	3,799	15	15
Purchase of OneMain Financial, LLC, net of cash acquired	(3,902)	(3,902)	—	—	—	—
Purchase of SpringCastle Portfolio	—	—	—	—	(2,964)	(2,964)
Available-for-sale securities purchased	(525)	(525)	(351)	(351)	(555)	(555)
Trading and other securities purchased	(1,482)	(1,482)	(2,978)	(2,978)	(10)	(10)
Available-for-sale securities called, sold, and matured	525	525	291	291	847	847
Trading and other securities called, sold, and matured	3,797	3,797	687	687	8	8
Change in restricted cash and cash equivalents	(70)	(70)	112	112	(414)	(414)
Proceeds from sale of real estate owned	14	14	59	59	109	109
Other, net	(36)	(36)	(13)	(13)	(10)	(10)
Net cash provided by (used for) investing activities	(2,638)	(2,638)	1,821	1,841	(2,123)	(2,109)

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	3,027	3,027	3,557	3,557	6,296	6,296
Proceeds from issuance of common stock, net of offering costs	976	976	—	—	231	231
Repayments of long-term debt	(1,960)	(1,960)	(4,691)	(4,691)	(6,435)	(6,435)
Contributions from joint venture partners	—	—	—	—	438	438
Distributions to joint venture partners	(78)	(77)	(638)	(638)	(204)	(204)
Excess tax benefit from share-based compensation	3	3	—	—	—	—
Net cash provided by (used for) financing activities	1,968	1,969	(1,772)	(1,772)	326	326

Effect of exchange rate changes on cash and cash equivalents	(1)	(1)	(1)	(1)	(1)	(1)

Net change in cash and cash equivalents	60	60	448	448	(1,123)	(1,123)
Cash and cash equivalents at beginning of period	879	879	431	431	1,554	1,554
Cash and cash equivalents at end of period	$939	$939	$879	$879	$431	$431

Schedule of Error Corrections and Prior Period Adjustments
During the second quarter of 2015, we identified incorrect allocations of our total assets disclosure within the segment footnote. We evaluated the impact of these errors and concluded that they were not material to any previously issued financial statements. However, we corrected the previously disclosed periods in our subsequent quarterly reports and in Note 23 of this report and will also correct the prior period segment disclosure presented in our next quarterly report as follows:

(dollars in millions)	Consumer and Insurance	Real Estate	Other
Assets *
March 31, 2015	$5,117	$3,613	$1,690
December 31, 2014	4,411	4,116	441
September 30, 2014	4,633	3,745	615
June 30, 2014	4,397	6,688	963
December 31, 2013	4,139	8,650	520

*
The revised amounts do not reflect the retrospective reclassifications of our debt issuance costs previously recorded in other assets to long-term debt, as a result of our early adoption of ASU 2015-03.